Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2021
Redeemable noncontrolling interests
Schedule of carrying amount of redeemable noncontrolling interests

The change in the carrying amount of redeemable noncontrolling interests for the years ended December 31, 2019, 2020 and 2021 is as follows:

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(d))
Balance as of January 1	69,319	37,200	27,200	4,268
Repurchase of redeemable noncontrolling interests	(37,733)	(10,000)	—	—
Net income attributable to redeemable noncontrolling interests	980	—	—	—
Accretion on redeemable noncontrolling interests	4,634	—	—	—
Balance as of December 31	37,200	27,200	27,200	4,268